Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Current Liabilities
Deposits from advertising agencies and customers	$ 2,200	¥ 14,317	¥ 20,644
Accrued professional fees	990	6,441	7,413
Advertising and promotion expenses payables and accruals	13,609	88,545	24,913
General operating expenses payables and accruals	9,736	63,344	54,892
Others	93	606	3,187
Total	$ 26,628	¥ 173,253	¥ 111,049